Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer
Segment Reporting Information [Line Items]
Number of segments | Segment	5
Revenues	$ 24,872	$ 25,912	$ 32,555
Number of customer | Customer	0	0	0
U.K.
Segment Reporting Information [Line Items]
Revenues	$ 842	$ 1,008	$ 1,054
Total long-lived assets	234	253
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Revenues	24,030	24,904	$ 31,501
Total long-lived assets	$ 11,306	$ 11,320